Average Annual Total Returns	12 Months Ended	41 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	10.40%
Solactive Global Shipping Index
Prospectus [Line Items]
Average Annual Return, Percent	6.21%	15.06%
SonicShares Global Shipping ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.41%	16.65%
Performance Inception Date		Aug. 03, 2021
SonicShares Global Shipping ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	12.96%
SonicShares Global Shipping ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	12.40%